Other Non-Current Liabilities - Schedule of Other Non-Current Liabilities (Details) - USD ($)	Dec. 31, 2025	Jun. 30, 2025
Other Non-Current Liabilities [Abstract]
Security deposits	$ 26,877	$ 35,004